Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
2016		$ 17,288
2017		5,286
2018		566
2019		438
2020 and thereafter		0
Total future minimum lease payments		23,578
Leased drilling rights
Capital Leased Assets [Line Items]
Required payments under lease agreements (up to $0.9 million)		$ 500
Leased drilling rights | Scenario, Forecast
Capital Leased Assets [Line Items]
Required payments under lease agreements (up to $0.9 million)	$ 200